Bank Financing and Debt (Commercial Paper Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Commercial paper	$ 679,000,000	$ 450,000,000
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility	$ 2,500,000,000.0
Debt term	90 days	90 days
Weighted average interest rate	1.88%	0.98%